Right-of-use Assets and Lease Liabilities - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 115,176	$ 67,741
Additions	90,402	41,397
Additions acquired through business combinations		10,824
Provisions		2,821
Remeasurements	5	12,293
Depreciation charge for the year	(27,272)	(19,564)
Impairment charge for the year	(2,234)
Foreign exchange	3,150	(336)
Ending balance	179,227	115,176
Property, plant and equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	114,618	67,272
Additions	90,240	41,116
Additions acquired through business combinations		10,824
Provisions		2,821
Remeasurements	13	12,293
Depreciation charge for the year	(27,048)	(19,382)
Impairment charge for the year	(2,234)
Foreign exchange	3,149	(326)
Ending balance	178,738	114,618
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	558	469
Additions	162	281
Remeasurements	(8)
Depreciation charge for the year	(224)	(182)
Foreign exchange	1	(10)
Ending balance	$ 489	$ 558